SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
DisclosureOf Subsequent Events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 28. SUBSEQUENT EVENTS

The authorization for the issuance and publication of these consolidated financial statements for the period ended December 31, 2020 was approved by the Board of Directors of Arauco on
April 15
, 2021.

Subsequent to December 31, 2020 and until the date of issuance of these consolidated financial statements, there have been no events, other than those discussed above, that could materially affect the presentation of these financial statements.